Investments - Additional Information (Detail) (USD $)	Jun. 30, 2013 State Property		Dec. 31, 2012 Property State		Dec. 31, 2011 Property		Dec. 31, 2010 Property
Investment [Line Items]
Real estate properties and loans, gross	$ 3,719,374,000	[1]	$ 3,654,925,000	[1]	$ 3,582,870,000	[1]	$ 3,610,834,000	[1]
Real estate assets held for sale	1,234		1,207		1,153		1,161
Properties dispersed geographically	47		47
Minimum percentage of investment in real estate properties	10.00%		10.00%
Number of owned real estate properties	1,152		1,122		1,064
Securing mortgage properties	82		85		89
Securing mortgage properties carrying amount	38,400,000		40,100,000		50,500,000
Other Loan Receivable with aggregate carrying value	5,600,000		11,800,000		15,000,000
Gross investment portfolio			3,600,000,000		3,520,000,000
Wisconsin
Investment [Line Items]
Percentage of investment in real estate properties	11.00%		11.00%
First-Priority Mortgage Loans
Investment [Line Items]
Securing mortgage properties			81		83
Securing mortgage properties carrying amount			40,100,000		50,500,000
Securing mortgage properties unamortized premium			1,100,000		1,300,000
Other Loans Receivable
Investment [Line Items]
Securing mortgage properties carrying amount			11,800,000		15,000,000
Securing mortgage properties unamortized premium			$ 0		$ 100,000
Properties vacant
Investment [Line Items]
Number of properties	18		14		17
Property Held For Sale
Investment [Line Items]
Number of properties	3		5		3

[1]	The dollar amount of investments includes the gross investment in land, buildings, and lease intangibles, as adjusted for any impairment, related to properties owned and the carrying amount of loans receivable.